4. STOCK-BASED COMPENSATION	9 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

4.	STOCK-BASED COMPENSATION

The following table summarizes stock-based compensation expense for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Cost of Goods Sold	$11,233	$–	$33,699	$–
Research and Development	21,346	2,411	46,714	7,233
Selling, General and Administrative	42,988	480	346,365	348,870
Stock Based Compensation Expense	$75,567	$2,891	$426,778	$356,103

No compensation has been capitalized because such amounts would have been immaterial.

The following tables summarize stock option activity for the nine months ended March 31, 2020:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years
Granted	315,000
Exercised	(47,500)
Expired or Cancelled	(14,200)
Outstanding at March 31, 2020	2,072,800	$0.95	6.82 years

Information related to the stock options outstanding as of March 31, 2020 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	1.29	$0.27	40,000	$0.27
$0.48	60,000	6.00	$0.48	60,000	$0.48
$0.50	100,000	5.22	$0.50	100,000	$0.50
$0.55	44,000	3.96	$0.55	44,000	$0.55
$0.70	100,000	8.35	$0.70	100,000	$0.70
$0.73	786,000	6.56	$0.73	786,000	$0.73
$0.85	6,000	2.76	$0.85	6,000	$0.85
$0.90	36,000	4.19	$0.90	36,000	$0.90
$1.20	207,800	1.92	$1.20	207,800	$1.20
$1.25	45,000	1.25	$1.25	-	$-
$1.30	478,000	9.20	$1.30	-	$-
$1.42	100,000	9.45	$1.42	-	$-
$1.50	70,000	9.96	$1.50	70,000	$1.50
$0.27–$1.50	2,072,800	6.82	$0.95	1,449,800	$0.79

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of the three and nine months ended March 31, 2020 was $941,830 and $887,280, respectively.

Common Stock Award

On August 2, 2018, the Company awarded its Chief Executive Officer 300,000 shares of common stock for services performed through June 30, 2018. The fair market value of the 300,000 shares on the award date equal to $210,000 has been recorded as general and administrative stock-based compensation expense in the quarter ended September 30, 2018. As of March 31, 2020, all 300,000 shares have been issued.